NF_4.30 Fidelity Government Money Market Fund-Class M PRO-01 | Fidelity® Government Money Market Fund
Fund Summary Fund/Class: Fidelity® Government Money Market Fund/Advisor M (Class M)
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Government Money Market Fund}	NF_4.30 Fidelity Government Money Market Fund-Class M PRO-01 Fidelity® Government Money Market Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Government Money Market Fund}	NF_4.30 Fidelity Government Money Market Fund-Class M PRO-01 Fidelity® Government Money Market Fund Advisor M Class
Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%	[1]
Total annual operating expenses	0.72%
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class M of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Hold Shares
Expense Example, No Redemption {- Fidelity® Government Money Market Fund}	NF_4.30 Fidelity Government Money Market Fund-Class M PRO-01 Fidelity® Government Money Market Fund Advisor M Class USD ($)
1 Year	$ 72
3 Years	226
5 Years	396
10 Years	$ 891

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.

In addition, the fund normally invests at least 80% of its assets in U.S. Government securities and repurchase agreements for those securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of Daily Money Class shares over the past year. Past performance is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information for Daily Money Class.

Performance history will be available at institutional.fidelity.com for Class M after Class M has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart for Daily Money Class:	Returns	Quarter ended
Highest Quarter Return	0.00%	December 31, 2016
Lowest Quarter Return	0.00%	March 31, 2016
Year-to-Date Return	0.00%	March 31, 2017

Average Annual Returns*

For the periods ended December 31, 2016

* The returns shown above are for Daily Money Class, which is not offered through this prospectus. Class M would have substantially similar annual returns to Daily Money Class because the classes are invested in the same portfolio of securities. Class M's returns will be the same as Daily Money Class's returns to the extent that Class M has the same expenses.

Average Annual Total Returns{- Fidelity® Government Money Market Fund} - NF_4.30 Fidelity Government Money Market Fund-Class M PRO-01 - Fidelity® Government Money Market Fund - Advisor M Class	Past 1 year	Since Inception	[1]	Inception Date
Before Taxes				Apr. 06, 2015
Return Before Taxes	0.01%	0.01%
[1]	From April 6, 2015.